Contract Assets and Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Contract Assets and Receivable, Net

4. CONTRACT ASSETS AND RECEIVABLES, NET

The following table provides information about the Group’s contract assets and receivables and guarantee receivables with its customers:

	As of December 31,
	2021	2022
	(RMB in thousands)
Short-term:
Contract assets	3,121,477	2,507,733
Allowance for credit losses of contract assets	(79,375)	(97,712)
Contract assets, net	3,042,102	2,410,021
Service fees receivable	1,008,484	631,641
Allowance for credit losses of service fees receivable	(107,886)	(68,292)
Service fees receivable, net	900,598	563,349
Guarantee receivables	564,955	971,651
Allowance for credit losses of guarantee receivables	(21,006)	(50,846)
Guarantee receivables, net	543,949	920,805
Long-term:
Contract assets	279,645	422,307
Allowance for credit losses of contract assets	(34,973)	(40,248)
Contract assets, net	244,672	382,059
Guarantee receivables	105,623	235,486
Allowance for credit losses of guarantee receivables	(4,061)	(12,494)
Guarantee receivables, net	101,562	222,992

The activities in the allowance for credit losses of contract assets and receivables for the years ended December 31, 2020, 2021 and 2022, respectively, consisted of the following:

	For the Year Ended December 31,
	2020	2021	2022
		(RMB in thousands)
Beginning balances	(148,322)	(160,342)	(247,301)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	(66,433)	—	—
Provisions	(441,805)	(531,237)	(461,774)
Charge-offs	529,380	523,613	561,988
Recoveries from prior charge-offs	(33,162)	(79,335)	(122,505)
Ending balances	(160,342)	(247,301)	(269,592)

As of December 31, 2021 and 2022, the balance of contract assets and receivables past due were RMB412 million and RMB257 million, respectively. 86% of contract assets and receivables balance as of December 31, 2022 were originated in 2022.